Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
Refined Products	$ 4,734	$ 8,291	$ 9,032
Market Optimization	1,317	2,222	2,151
Corporate and Eliminations	(609)	(689)	(724)
Revenue	13,227	20,180	20,843
Upstream [Member]
Disclosure Of Reportable Segments [Line Items]
Crude Oil	7,270	9,790	9,662
NGLs	142	202	333
Natural Gas	315	299	320
Other	$ 58	$ 65	$ 69